Company's Operations - Cerrado Project (Details) R$ in Thousands	Oct. 28, 2021 BRL (R$) T	Jun. 30, 2024 item
Company's Operations [Line Items]
Number of Industrial Units		13
Number of Technology Centers		4
Number of Distribution Centers		30
Goodwill - Fibria
Company's Operations [Line Items]
Number of Ports		4
State of Sao Paulo | Suzano Industrial
Company's Operations [Line Items]
Number of Industrial Units		2
Cerrado Project
Company's Operations [Line Items]
New Construction Facility, Annual Capacity To Produce Eucalyptus Pulp (in tons) | T	2,550,000
Industrial Capital Investment | R$	R$ 22,200